Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated (Deficit)	Total
Balance at Dec. 31, 2017	$ 16,846	$ 11,254,212	$ (3,692,237)	$ 7,578,821
Balance shares at Dec. 31, 2017	16,846,835
Sale of Common stock and warrants, net of fees	$ 3,333	9,956,544		9,959,877
Sale of Common stock and warrants, net of fees, shares	3,333,333
Warrants issued for services		456,807		456,807
Stock option expense		546,370		546,370
Common stock issued upon warrant exercise	$ 3,077	2,590,617		2,593,694
Common stock issued upon warrant exercise, shares	3,076,461
Common stock issued upon exercise of options	$ 995	320,706		321,701
Common stock issued upon exercise of options, shares	995,186
Common stock issued in connection with business combinations	$ 1,550	5,303,600		5,305,150
Common stock issued in connection with business combinations, shares	1,550,000
Common stock issued upon conversion of convertible debt	$ 2,014	3,619,917		3,621,931
Common stock issued upon conversion of convertible debt, shares	2,013,294
Warrants issued with convertible debt		4,239,000		4,239,000
Common stock issued for services	$ 108	400,395		400,503
Common stock issued for services, shares	107,500
Common stock issued for accrued share-based compensation	$ 26	108,394		108,420
Common stock issued for accrued share-based compensation, shares	26,000
Net income loss			(5,073,755)	(5,073,755)
Balance at Dec. 31, 2018	$ 27,949	38,796,562	(8,765,992)	30,058,519
Balance shares at Dec. 31, 2018	27,948,609
Common stock issued upon warrant exercise	$ 172	1,552		1,724
Common stock issued upon warrant exercise, shares	172,500
Common stock issued upon cashless exercise of options	$ 229	(229)
Common stock issued upon cashless exercise of options, shares	228,890
Common stock issued in connection with business combinations	$ 345	998,406		998,751
Common stock issued in connection with business combinations, shares	344,553
Common stock issued for prepaid services	$ 50	95,950		96,000
Common stock issued for prepaid services, shares	50,000
Common stock issued for accrued share-based compensation	$ 100	210,100		210,200
Common stock issued for accrued share-based compensation, shares	100,000
Share based compensation		(8,951)		(8,951)
Net income loss			229,421	229,421
Balance at Mar. 31, 2019	$ 28,845	40,093,390	(8,536,571)	31,585,664
Balance shares at Mar. 31, 2019	28,844,552
Balance at Dec. 31, 2018	$ 27,949	38,796,562	(8,765,992)	30,058,519
Balance shares at Dec. 31, 2018	27,948,609
Sale of Common stock and warrants, net of fees	$ 4,123	12,639,510		12,643,633
Sale of Common stock and warrants, net of fees, shares	4,123,254
Common stock issued upon warrant exercise	$ 1,758	1,298,141		1,299,899
Common stock issued upon warrant exercise, shares	1,757,913
Common stock issued upon cashless warrant exercise	$ 506	(506)
Common stock issued upon cashless warrant exercise, shares	505,868
Common stock issued upon exercise of options	$ 10	5,990		6,000
Common stock issued upon exercise of options, shares	10,000
Common stock issued in connection with business combinations	$ 969	3,624,411		3,625,380
Common stock issued in connection with business combinations, shares	969,553
Common stock issued upon conversion of convertible debt	$ 1,259	2,404,010		2,405,269
Common stock issued upon conversion of convertible debt, shares	1,258,608
Common stock issued for services	$ 202	548,564		548,766
Common stock issued for services, shares	202,500
Common stock issued for accrued share-based compensation	$ 100	210,100		210,200
Common stock issued for accrued share-based compensation, shares	100,000
Share based compensation		1,215,273		1,215,273
Net income loss			1,878,804	1,878,804
Balance at Dec. 31, 2019	$ 36,876	60,742,055	(6,887,188)	53,891,743
Balance shares at Dec. 31, 2019	36,876,305
Common stock issued upon warrant exercise	$ 191	509,928		510,119
Common stock issued upon warrant exercise, shares	191,235
Common stock issued upon cashless warrant exercise	$ 19	(19)
Common stock issued upon cashless warrant exercise, shares	18,712
Common stock issued upon cashless exercise of options	$ 280	(280)
Common stock issued upon cashless exercise of options, shares	279,823
Common stock issued in connection with business combinations	$ 274	1,203,050		1,203,324
Common stock issued in connection with business combinations, shares	273,892
Common stock issued for services	$ 50	(50)
Common stock issued for services, shares	50,000
Common stock issued for accrued share-based compensation	$ 519	1,759,913		1,760,432
Common stock issued for accrued share-based compensation, shares	519,333
Share based compensation		2,208,646		2,208,646
Net income loss			(2,093,518)	(2,093,518)
Balance at Mar. 31, 2020	$ 38,209	$ 66,423,243	$ (8,980,706)	$ 57,480,746
Balance shares at Mar. 31, 2020	38,209,300